Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Impairment Loss	$ 827	$ 8	$ 66
Investments accounted for using equity method [member]
Disclosure of fair value measurement of assets [line items]
Impairment Loss	$ 154